Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue, net	$ 208,998	$ 187,670	$ 829,032	$ 1,045,020
Total Revenue	208,998	187,670	829,032	1,045,020
Cost of Goods Sold	175,798	176,829	685,739	855,340
Gross Profit	33,200	10,841	143,293	189,680
General and administrative	2,421	3,319	8,304	34,805
Advertising	5,368	2,805	10,994	7,572
Professional and consulting fees	33,908	13,900	$ 84,526	94,959
Research and development				155,000
Operating expenses	41,697	20,024	$ 92,830	284,764
Income (loss) before income taxes			$ 50,463	$ (95,084)
Income tax expense
Net income (loss)	$ (8,497)	$ (9,183)	$ 50,463	$ (95,084)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ 0.00	$ (0.01)
Weighted average number of common shares outstanding - Basic and diluted	15,000,000	15,000,000	15,000,000	15,000,000